Share-based payments - Expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based payments
Expense from equity-settled share-based payment transactions	₽ 635	₽ 398	₽ 224